Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 126,053	$ 192,683
Cash equivalents	99,992	0
Total cash and cash equvivalents	$ 226,045	$ 192,683	$ 103,986